Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity Awards

As described elsewhere in this proxy, the Company in the past has granted options and other awards to its employees, including executive officers. The Company’s historic practice has been to grant any options at the end of March of each year, based upon performance under the proceeding year. While the Company granted options in 2024, it did not grant options in 2025 to executive officers.

For consistency purposes, the Company has granted options price on the last trading day in March and the exercise price of the option is determined by the grant date. The Company generally publicly discloses its financial results for the preceding calendar year around March 15 of each year. The Company believes granting the options at a specific date each year is consistent with good governance practices. Because of this fixed grant date methodology, the Compensation Committee does not take into account any material nonpublic information when determining the timing or terms of equity awards and does not time the disclosure of any material nonpublic information for the purpose of affecting the value of executive compensation.

If the Company decides to grant options in the future any time other than the end of March, the Compensation Committee will review the possible future releases of material, nonpublic information into account when determining the timing and terms of an award.

Award Timing Method	For consistency purposes, the Company has granted options price on the last trading day in March and the exercise price of the option is determined by the grant date. The Company generally publicly discloses its financial results for the preceding calendar year around March 15 of each year. The Company believes granting the options at a specific date each year is consistent with good governance practices. Because of this fixed grant date methodology, the Compensation Committee does not take into account any material nonpublic information when determining the timing or terms of equity awards and does not time the disclosure of any material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false